GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Changes in goodwill
Goodwill at beginning of period		¥ 448,584
Goodwill acquired		20,492
Goodwill at end of period	$ 68,224	469,076	¥ 448,584
Impairment losses		0	0	¥ 0
Express delivery
Changes in goodwill
Goodwill at beginning of period		241,623
Goodwill at end of period	35,143	241,623	241,623
Freight delivery
Changes in goodwill
Goodwill at beginning of period		5,580
Goodwill at end of period	812	5,580	5,580
Store
Changes in goodwill
Goodwill at beginning of period		181,176
Goodwill acquired		20,492
Goodwill at end of period	29,330	201,668	181,176
Other
Changes in goodwill
Goodwill at beginning of period		20,205
Goodwill at end of period	$ 2,939	¥ 20,205	¥ 20,205